P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

March 18, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Partners Funds Group (the “Registrant”)
(File Nos. 033-61810; 811-07674)

Ladies and Gentlemen:

On behalf of the Transamerica Partners Funds Group and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information of the prospectus dated May 1, 2012, as supplemented February 27, 2013 for the Transamerica Partners Money Market (the “Fund”), a series of the Registrant, as filed under Rule 497 on February 27, 2013 (SEC Accession No. 0001193125-13-079565). The purpose of this filing is to submit the requisite prospectus risk/return disclosures in XBRL for the Fund.

Please direct any questions concerning this filing to the undersigned at (727) 299-1844.

Sincerely,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Assistant Secretary